Revenue from Contracts with Customers - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Country Customer	Dec. 31, 2019 EUR (€) Customer	Dec. 31, 2018 EUR (€) Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of customers | Customer	2	1	2
Revenues from contracts with customers	€ 482,325	€ 108,589	€ 127,575
Milestone payment recognized as revenue	51,800
Revenues derived from deferred upfront payments	52,100
Remaining upfront fees contract liabilities	131,800	187,600
Advance payment received for future COVID 19 vaccine sale	235,800
Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	178,849	84,428	101,837
Revenue from collaboration	3,500
Non refundable upfront cash payment	66,300
Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 303,476	24,161	25,738
Conditional marketing authorization countries | Country	65
Other Sales Transactions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 33,000	24,200	25,700
Advance payments received on other sales	€ 3,900	3,100
Minimum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivable maturity period	20 days
Maximum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivable maturity period	30 days
Pfizer Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 371,500
Pfizer Inc. | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 121,597	14,348	7,173
Pfizer Inc. | Minimum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenue	10.00%
Genentech Inc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 49,200	64,000	49,500
Genentech Inc | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 49,195	€ 64,026	€ 49,536
Genentech Inc | Minimum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%
Sanofi S.A.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers			€ 41,700
Sanofi S.A. | Cellscript Sublicense
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers			€ 33,200
Percentage of reimbursement of sublicense costs			50.00%
Sublicense agreement date			Dec. 22, 2018
Sanofi S.A. | Minimum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenue			10.00%
Fosun Pharma | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Non refundable upfront cash payment	€ 900
Milestone payment recognized as revenue	4,200
Revenues from Selling Drug Product Batches to Pfizer's Manufacturing Site | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	61,500
BioNTech | Commercial | Germany
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	20,600
BioNTech | Bill and Hold Transaction
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		€ 1,100
Revenue from Share of Collaboration Partner's Gross Profit | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 188,500